Organization and Description of Business (Details Narrative)						12 Months Ended
	Jan. 15, 2020 USD ($)	Jan. 15, 2020 CNY (¥)	Mar. 16, 2019 USD ($)	Mar. 16, 2019 CNY (¥)	Dec. 18, 2017 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Feb. 05, 2020 USD ($)	Jan. 15, 2020 CNY (¥)	Jul. 06, 2019	Dec. 14, 2018 USD ($)	Dec. 14, 2018 CNY (¥)	Jul. 06, 2018 USD ($)	Jul. 06, 2018 CNY (¥)	Jan. 09, 2018	Apr. 26, 2017 shares
Common stock, shares outstanding | shares						25,913,631	25,913,631	25,913,631										15,000,000
Ownership interest percentage			100.00%	100.00%		100.00%	100.00%
Proceeds from issuance or sale of equity									$ 50,200,285
Long Kai (Shenzheng) Industrial Co Ltd [Member] | RMB [Member]
Total cash consideration to acquire the equity interests | ¥				¥ 7,100,000
Dogness Intelligence Technology Co Ltd [Member]
Registered capital															$ 11,300,000
Dogness Intelligence Technology Co Ltd [Member] | TwoUnrelated Entities [Member]
Ownership interest percentage												42.00%
Dogness Intelligence Technology Co Ltd [Member] | Dongguan Jiasheng [Member]
Ownership interest percentage												58.00%
Dogness Intelligence Technology Co Ltd [Member] | RMB [Member]
Registered capital | ¥																¥ 80,000,000
Dogness Japan Co Ltd [Member]
Ownership interest percentage										51.00%
Investments, amount										$ 250,000
Dogness Japan Co Ltd [Member] | Unrelated Individual [Member]
Ownership interest percentage										49.00%
Zhangzhou Meijia Metal Product Co., Ltd [Member]
Business combination of acquisition ratio			100.00%	100.00%
Total cash consideration to acquire the equity interests			$ 10,000,000			$ 16,700,000
Zhangzhou Meijia Metal Product Co., Ltd [Member] | RMB [Member]
Total cash consideration to acquire the equity interests | ¥				¥ 71,000,000			¥ 118,100,000
Class B Common Shares [Member]
Common stock, shares outstanding | shares						9,069,000	9,069,000	9,069,000
Common Class A [Member]
Common stock, shares outstanding | shares						16,844,631	16,844,631	16,844,631
IPO [Member] | Common Class A [Member]
Number of shares issued under public offering | shares					10,913,631
Proceeds from issuance or sale of equity					$ 54,600,000
Shares Issued, price per share | $ / shares					$ 5.00
Proceeds from issuance of common stock					$ 50,200,000
Total cash consideration to acquire the equity interests					$ 10,700,000
Dogness [Member]
Ownership interest percentage																	100.00%
Ms. Yunhao Chen, the Chief Financial Officer of the Company [Member]
Entity Incorporation, state country name						British Virgin Islands	British Virgin Islands
Entity Incorporation, date of incorporation						Jul. 11, 2016	Jul. 11, 2016
Dogness Pet Culture (Dongguan) Co., Ltd. [Member]
Entity Incorporation, date of incorporation						Dec. 14, 2018	Dec. 14, 2018
Registered capital													$ 1,400,000
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | RMB [Member]
Registered capital | ¥														¥ 10,000,000
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | Mr, Silong Chen [Member]
Ownership interest percentage	51.20%										51.20%
Total cash consideration to acquire the equity interests	$ 730,000
Registered capital	$ 670,000
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | Mr, Silong Chen [Member] | RMB [Member]
Total cash consideration to acquire the equity interests | ¥		¥ 5,120,000
Registered capital | ¥											¥ 4,880,000
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | Two Third Parties [Member]
Ownership interest percentage	48.80%										48.80%